Investments in Equity Accounted Investees - Summary of Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [Line Items]
Capital distribution received		₩ 13,128	₩ 29,745	₩ 7,263
Loss on impairment of investments in equity accounted investees		4,234	₩ 6,137
Can Yang Investments Limited [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			9.00%
Loss on impairment of investments in equity accounted investees		₩ 4,234
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		13.00%	13.00%
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		14.00%	14.00%
LB Gemini new growth fund no.16 [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		31.00%	31.00%
Capital distribution received		₩ 2,076
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		15.00%	18.00%
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		17.00%	17.00%
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		10.00%	10.00%
CYNORA GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		14.00%
Investments in associates	₩ 20,309
Number of preferred stock shares acquired	88,584
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%
Entity that has significant influence over the Controlling Company [Member] | Top of range [member] | CYNORA GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		20.00%